Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 70.30	$ 63.36	$ 65.17
Grant date fair value per share	$ 14.79	$ 15.98	$ 19.08
Number of options granted	329,274	442,350	513,100
Expected term (years)	4 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days
Risk free rate of return	1.39%	0.89%	2.35%
Volatility	24.90%	30.80%	32.80%
Dividend yield	1.10%	1.00%	1.00%
Forfeiture rate